[Letterhead of Columbia Management Group]


August 4, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust V (the Trust)
          Liberty Large Company Index Fund
          Liberty Small Company Index Fund
          Liberty U.S. Treasury Index Fund
          File Nos. 811-5030 & 33-12109

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated August 1, 2003 for the Funds do not differ from those contained in Post-Effective Amendment No. 39 (the Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 30, 2003 (Accession Number: 0000021847-03-000253).

Sincerely,

LIBERTY FUNDS TRUST V

/s/     Kevin S. Jacobs

By      Kevin S. Jacobs
        Assistant Secretary